CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 9,523	$ 6,778
Other financial assets	14,353	12,468
Accounts receivable and other	17,140	18,469
Inventory	10,212	10,272
Assets classified as held for sale	542	3,502
Equity accounted investments	39,213	40,698
Investment properties	96,887	96,686
Property, plant and equipment	86,067	89,264
Intangible assets	25,117	27,710
Goodwill	13,816	14,550
Deferred income tax assets	3,565	3,572
Total assets	316,435	323,969
Liabilities and Equity
Accounts payable and other	42,235	43,077
Liabilities associated with assets classified as held for sale	173	1,690
Non-recourse borrowings of managed entities	136,362	136,292
Corporate borrowings	8,051	7,083
Deferred income tax liabilities	14,347	14,849
Subsidiary equity obligations	4,201	4,132
Equity [abstract]
Equity	111,066	116,846
Total liabilities and equity	316,435	323,969
Non-controlling interests
Equity [abstract]
Equity	78,996	81,833
Preferred shares | Preferred equity
Equity [abstract]
Equity	4,145	4,145
Common shares | Common equity
Equity [abstract]
Equity	$ 27,925	$ 30,868